Financial instruments classification (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The financial assets and liabilities of the consolidated statement of financial position as of December 31, 2022 and 2021, are presented below.

	As of December 31, 2022
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	13,193,411	13,193,411
Inter-bank funds	—	—	—	296,119	296,119
Financial investments	1,932,993	17,038,942	512,884	3,302,779	22,787,598
Loans, net	—	—	—	45,502,998	45,502,998
Due from customers on acceptances	—	—	—	45,809	45,809
Other accounts receivable and other assets, net	515,800	—	—	954,363	1,470,163

	2,448,793	17,038,942	512,884	63,295,479	83,296,098

Financial liabilities
Deposits and obligations	—	—	—	48,530,708	48,530,708
Inter-bank funds	—	—	—	30,012	30,012
Due to banks and correspondents	—	—	—	7,100,646	7,100,646
Bonds, notes and other obligations	—	—	—	7,906,303	7,906,303
Due from customers on acceptances	—	—	—	45,809	45,809
Insurance contract liabilities	—	—	—	10,602,372	10,602,372
Other accounts payable, provisions and other liabilities	297,038	—	—	2,543,060	2,840,098

	297,038	—	—	76,758,910	77,055,948

	As of December 31, 2021
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	17,104,465	17,104,465
Inter-bank funds	—	—	—	30,002	30,002
Financial investments	2,706,271	17,921,275	623,718	3,296,030	24,547,294
Loans, net	—	—	—	43,005,583	43,005,583
Due from customers on acceptances	—	—	—	152,423	152,423
Other accounts receivable and other assets, net	793,361	—	—	629,472	1,422,833

	3,499,632	17,921,275	623,718	64,217,975	86,262,600

Financial liabilities
Deposits and obligations	—	—	—	48,897,944	48,897,944
Due to banks and correspondents	—	—	—	8,522,849	8,522,849
Bonds, notes and other obligations	—	—	—	8,389,672	8,389,672
Due from customers on acceptances	—	—	—	152,423	152,423
Insurance contract liabilities	—	—	—	11,958,058	11,958,058
Other accounts payable, provisions and other liabilities	413,797	—	—	1,865,080	2,278,877

	413,797	—	—	79,786,026	80,199,823